UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24f-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

OMB Approval

OMB Number: 3235-0456   Expires:  December 31, 2014
Estimated average burden hours per response	2




1.  Name and address of issuer:

The Munder Series Trust
480 Pierce Street
Birmingham, MI 48009


2. The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):

Fund name:
Munder International Equity Fund
Munder Micro-Cap Equity Fund
Munder Growth Opportunities Fund
Munder Bond Fund
Munder Index 500 Fund
Munder Large-Cap Value Fund
Munder Veracity Small-Cap Value Fund
Munder Mid-Cap Core Growth Fund
Munder International Fund - Core Equity
Munder International Small-Cap Fund
Munder Integrity Mid-Cap Value Fund
Munder Integrity Small/Mid-Cap Value Fund

3.  Investment Company Act File Number:    811-21294

Securities Act File Number :   333-102943


4(a).  Last Day of Fiscal Year for which this Form is filed:	June 30, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). Check box if this is the last time the issuer will be filing this Form.


5.  Calculation of registration fee:

(i)   Aggregate sale price of securities sold during
the fiscal year pursuant to section 24 (f):    $1,427,921,896

(ii)  Aggregate sale price of securities redeemed or
repurchased during the fiscal year:	       $1,824,761,648

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to reduce
registration fees payable to the Commission:   $5,199,395,931

(iv)  Total available redemption credits
[add Items 5(ii) and 5(iii)]:		       $7,024,157,579

(v)   Net Sales:				       $-

(vi)  Redemption credits available for use
in future years:			       $(5,596,235,683)

(vii) Multiplier for determining
registration fee:	                       x 0.0001364

(viii)	Registration Fee Due:		       =$0.00

6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an
amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the amount of securities
(number of shares or other units) deducted here:         -

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
in future fiscal years, then state that number here:	 -

7.  Interest due -- if this Form is being filed more than 90
days after the end of the issuer's fiscal year:	 +	$-

8.  Total amount of the registration fee due plus
any interest due [line 5(viii) plus line 7]:	        $-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



Method of Delivery:
x	Wire Transfer

	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title):    David Rumph - Treasurer

Date:

Please print or type the name and title of the signing officer below the signature.